Digital Assets	9 Months Ended
Sep. 30, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Digital Assets
Note 3. Digital Assets
The Company accounts for its digital assets, which are comprised solely of bitcoin, in accordance with ASC 350, Intangibles - Goodwill and Other. The Company’s digital assets are initially recorded at cost, inclusive of transaction costs and fees. The Company subsequently remeasures its digital assets to fair value at the end of each reporting period in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase exchange, resulting in their classification as Level 1 instruments. Any changes in fair value are recognized in net income within net unrealized gain (loss) on digital assets. As of September 30, 2025, there are no contractual restrictions on the Company’s holdings of digital assets.
The following table provides a summary of the changes in the Company’s digital assets, at fair value for the period from September 12, 2025 to September 30, 2025 (in thousands):

Period from September 12, 2025 to September 30, 2025
Balance, beginning of period	$—
Acquisitions	683,046
Sales	—
Aggregate cost basis	683,046
Change in fair value	(10,133)
Balance, end of period	$672,913

The Company’s investments in digital assets are summarized below. The Company did not hold any investments in digital assets prior to September 12, 2025.

	September 30, 2025	December 31, 2024
Approximate number of bitcoin held	5,886	—
Weighted average acquisition cost	116,053	—
Fair value per bitcoin	114,332	—